UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sabretooth Capital Management, LLC

Address:   405 Lexington Avenue
           50th Floor
           New York, NY 10174


Form 13F File Number: 028-14272


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Benjamin Baker
Title:  Chief Financial Officer
Phone:  (212) 542-9198

Signature,  Place,  and  Date  of  Signing:

/s/ Benjamin Baker                 New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $      147,932
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14275             Sabretooth Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2     028-14276             Erez Kalir
----  --------------------  ----------------------------------------------------
3     028-14277             Craig Perry
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CHILDRENS PL RETAIL STORES I COM              168905107    7,968   150,000     PUT  DEFINED    1,2,3      150,000      0    0
LILLY ELI & CO               COM              532457108   49,872 1,200,000     PUT  DEFINED    1,2,3    1,200,000      0    0
EQUITY RESIDENTIAL           SH BEN INT       29476L107    5,703   100,000     PUT  DEFINED    1,2,3      100,000      0    0
ISHARES INC                  MSCI MALAYSIA    464286830    6,715   501,100     CALL DEFINED    1,2,3      501,100      0    0
ISHARES INC                  MSCI TAIWAN      464286731   16,440 1,403,900     CALL DEFINED    1,2,3    1,403,900      0    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106   23,462   300,600     CALL DEFINED    1,2,3      300,600      0    0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT   55608B105    1,398    50,000     PUT  DEFINED    1,2,3       50,000      0    0
MBIA INC                     COM              55262C100   11,590 1,000,000     CALL DEFINED    1,2,3    1,000,000      0    0
NAVIOS MARITIME ACQUIS CORP  *W EXP 06/25/201 Y62159119       48   250,000 SH       DEFINED    1,2,3      250,000      0    0
PAIN THERAPEUTICS INC        COM              69562K100   10,398 2,736,379 SH       DEFINED    1,2,3    2,736,379      0    0
QLT INC                      COM              746927102   10,109 1,404,058 SH       DEFINED    1,2,3    1,404,058      0    0
RAILAMERICA INC              COM              750753402    1,489   100,000     PUT  DEFINED    1,2,3      100,000      0    0
SPECTRUM BRANDS HLDGS INC    COM              84763R101    2,740   100,000     PUT  DEFINED    1,2,3      100,000      0    0


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